Income Taxes - Reconciliation of Panama Statutory Federal Tax Rate to Consolidated Effective Tax Rate (Detail)			12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Income Tax [Line Items]
Panama federal statutory rate	21.00%	35.00%	25.00%	25.00%	25.00%
Non-Panama operations			16.00%	(14.00%)	41.00%
Change in valuation allowance for deferred tax assets	21.00%
Audit settlements and reserves			1.00%	14.00%	11.00%
Other (primarily tax on unremitted earnings)			1.00%	2.00%	9.00%
Effective tax rate attributable to continuing operations			28.00%	51.00%	99.00%
Domestic Country [Member]
Schedule Of Income Tax [Line Items]
Change in valuation allowance for deferred tax assets			(18.00%)	49.00%	64.00%
Foreign Country [Member]
Schedule Of Income Tax [Line Items]
Change in valuation allowance for deferred tax assets			3.00%	(25.00%)	(51.00%)